TURNER FUNDS

                         TURNER CONCENTRATED GROWTH FUND
                             TURNER CORE GROWTH FUND
                           TURNER EMERGING GROWTH FUND
                          TURNER LARGE CAP GROWTH FUND
                            TURNER MIDCAP GROWTH FUND
                           TURNER NEW ENTERPRISE FUND
                          TURNER SMALL CAP GROWTH FUND
                      TURNER INTERNATIONAL CORE GROWTH FUND
                            TURNER MIDCAP EQUITY FUND
                  TURNER QUANTITATIVE BROAD MARKET EQUITY FUND
                          TURNER SMALL CAP EQUITY FUND
                    TURNER QUANTITATIVE LARGE CAP VALUE FUND

                     SUPPLEMENT DATED AUGUST 25, 2009 TO THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                    DATED JANUARY 31, 2009, AS SUPPLEMENTED

Effective August 25, 2009, the following information replaces the corresponding information in the section titled "Description of Permitted Investments and Risk Factors" in the SAI:

OPTIONS

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund will pay a premium when purchasing put and call options. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire

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without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

Each Fund will not engage in transactions involving interest rate futures contracts for speculation but only as a hedge against changes in the market values of debt securities held or intended to be purchased by the Fund and where the transactions are appropriate to reduce the Fund's interest rate risks. There can be no assurance that hedging transactions will be successful. A Fund also could be exposed to risks if it cannot close out its futures or options positions because of any illiquid secondary market.

Futures and options have effective durations that, in general, are closely related to the effective duration of the securities that underlie them. Holding purchased futures or call option positions

(backed by segregated cash or other liquid securities) will lengthen the duration of a Fund's portfolio.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

                                  * * * * * * *

Effective August 25, 2009, the following information is added to the section titled "Description of Permitted Investments and Risk Factors" in the SAI:

SHORT SALES

A security is sold short when a Fund sells a security it does not own. To sell a security short, a Fund must borrow the security from a broker to deliver it to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at the market price at, or before, the time of replacement. This price may or may not be less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender any dividends or interests which accrue during the period of the loan. In order to borrow the security, a Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs a Fund may be required to pay in connection with the short sale. Whether a Fund will be successful in utilizing a short sale will depend, in part, on Turner's ability to correctly predict whether the price of a security it borrows to sell short will decrease.

A Fund is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the broker) until a Fund replaces a borrowed security. Depending on arrangements made with the broker or custodian, a Fund may not receive any payments (including interest) on the deposits made with the broker or custodian. Because of this asset segregation requirement, a Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemption of Fund shares. In the alternative, a Fund could cover its short positions by purchasing the security sold short in accordance with positions taken by the staff of the Securities and Exchange Commission.

There is no guarantee that a Fund will be able to close out a short position at any particular time or at an acceptable price. In short sale transactions, a Fund's gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Short selling may also produce higher than normal portfolio turnover and result in increased transaction costs to a Fund. In addition, the use of short sales may result in a Fund realizing more short-term capital gains than it would if a Fund did not engage in short sales.

The Funds' short sales will include short sales of exchange-traded funds for the purpose of hedging. The Funds anticipate that the frequency of short sales will vary substantially in different periods. However, no securities will be sold short unless, after effect is given to any such short sale, applicable asset coverage requirements under the Investment Company Act of 1940, as amended, and the SEC guidance thereunder, have been met.

                                  * * * * * * *

Effective August 25, 2009, the following information replaces the corresponding information in the section titled "Investment Limitations" in the SAI:

NON FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees without shareholder approval.

No Fund may:

1.  Pledge, mortgage or hypothecate assets, except as permitted by the 1940 Act.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except as permitted by the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.

6. Enter into futures contracts and options on futures contracts, except as permitted by guidelines in this SAI.

In addition, each Fund will invest no more than 5% of its net assets in short sales (other than short sales of exchange-



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traded funds), unregistered securities, futures contracts and options. With respect to short sales of exchange-traded funds, the Funds will not sell short an exchange-traded fund if, as a result of such short sale: (1) the Fund has sold short more than 3% of the total outstanding voting stock of the exchange-traded fund; (2) securities sold short with respect to any one exchange-traded fund represent an amount equal to more than 5% of the Fund's total assets; or (3) securities sold short with respect to all exchange-traded funds represent an amount equal to more than 10% of the total assets of the Fund. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

                                  * * * * * * *

Effective August 25, 2009, the following information replaces the corresponding information in the SAI:

PORTFOLIO MANAGERS - PORTFOLIO MANAGER'S OWNERSHIP OF SECURITIES IN THE FUNDS

The table below provides beneficial ownership of shares of the portfolio managers of the Funds as of March 31, 2009. Please note that the table provides a dollar value of each portfolio manager's holdings in each Fund (none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000,
$500,001-$1,000,000, over $1,000,000).

------------------------------------------- -------------------------------- ----------------------------------------
Name of Fund                                Name of Portfolio Manager        Dollar Range of equity securities in
                                                                             the Fund beneficially owned by the
                                                                             Portfolio Manager
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
Concentrated Growth Fund                    Robert E. Turner                 over $1,000,000
                                            Christopher K. McHugh            $50,001 - $100,000
                                            Bill McVail                      $50,001 - $100,000
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Core Growth Fund                            Robert E. Turner                 $500,001 - $1,000,000
                                            Mark Turner                      over $1,000,000
                                            Robb J. Parlanti                 $100,001 - $500,000
                                            Halie O'Shea                     $10,001 - $50,000
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Emerging Growth Fund                        Frank L. Sustersic               $100,001 - $500,000
                                            Bill McVail                      $100,001 - $500,000
                                            Heather F. McMeekin              $50,001 - $100,000
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Large Cap Growth Fund                       Robert E. Turner                 $500,001 - $1,000,000
                                            Mark Turner                      none
                                            Robb J. Parlanti                 $50,001 - $100,000
                                            Heather McMeekin                 $10,001 - $50,000
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Midcap Growth Fund                          Christopher K. McHugh            $100,001 - $500,000
                                            Tara Hedlund                     $50,001 - $100,000
                                            Jason Schrotberger               $10,001 - $50,000
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New Enterprise Fund                         Christopher K. McHugh            $100,001 - $500,000
                                            Jason Schrotberger               $1 - $10,000
                                            Tara Hedlund                     $10,001 - $50,000
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Small Cap Growth Fund                       Bill McVail                      $100,001 - $500,000
                                            Jason D. Schrotberger            none
                                            Rick Wetmore                     $1 - $10,000
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

------------------------------------------- -------------------------------- ----------------------------------------
------------------------------------------- -------------------------------- ----------------------------------------
International Core Growth Fund              Mark Turner                      over $1,000,000
                                            Christopher K. McHugh            none
                                            Robert E. Turner                 $500,001 - $1,000,000
                                            Don Smith                        $10,001 - $50,000
                                            Heather McMeekin                 $10,001 - $50,000
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Midcap Equity Fund                          Tom Dibella                      $1 - $10,000
                                            Steven Gold                      $50,001 - $100,000
                                            Joseph Krocheski                 none
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Quantitative Broad Market Equity Fund       David E. Kovacs                  $100,001 - $500,000
                                            Jennifer Boden                   $1 - $10,000
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Small Cap Equity Fund                       Tom Dibella                      $100,001 - $500,000
                                            Steven Gold                      none
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Quantitative Large Cap Value Fund           David E. Kovacs                  $100,001 - $500,000
                                            Jennifer Boden                   $1 - $10,000
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